9. STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTION ACTIVITY
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2014	6,470,000	$2.70
Granted	–	–
Exercised	–	–
Forfeited	(80,000)	$2.82
Expired	–	–
Outstanding - March 31, 2015	6,390,000	$2.70	9.64	$–
Total exercisable - March 31, 2015	3,530,250	$2.66	9.68	$–
Total unvested - March 31, 2015	2,859,750	$2.74	9.59	$–
Total vested or expected to vest - March 31, 2015	6,390,000	$2.70	9.64	$–

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding - December 31, 2013	–	–
Granted	6,470,000	$2.70
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding - December 31, 2014	6,470,000	$2.70	9.88	$–

Total exercisable - December 31, 2014	3,048,869	$2.66	9.93	$–
Total unvested - December 31, 2014	3,421,131	$2.74	9.84	$–
Total vested or expected to vest - December 31, 2014	6,470,000	$2.70	9.88	$–

NONVESTED STOCK OPTIONS

	Number of Shares	Weighted Average Fair Value Per Share on Grant Date
Unvested stock options - December 31, 2014	3,421,131	$2.31
Granted	–	–
Vested	(481,381)	2.19
Forfeited	(80,000)	2.50
Unvested stock options - March 31, 2015	2,859,750	$2.33

	Number of Shares	Weighted Average Fair Value Per Share on Grant Date

Unvested stock options - December 31, 2013	–	$–
Granted	6,470,000	2.22
Vested	3,048,869	2.11
Forfeited	–	–
Unvested stock options - December 31, 2014	3,421,131	$2.31

Fair value awards
	Employees Weighted Average	Non-Employees Weighted Average

Volatility	103.48%	96.69%
Risk-Free Interest Rate	1.81%	2.31%
Expected Term	5.32	10.00
Dividend Rate	0.00%	0.00%
Fair Value Per Share on Grant Date	$2.21	$2.45